Noncontrolling Interest (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jan. 24, 2013	Jan. 23, 2013	May 09, 2014	May 08, 2014	Jan. 13, 2015
Noncontrolling Interest [Line Items]
Net income (loss) attributable to noncontrolling interest	$ 15.7	$ 40.8
IPO | SunCoke Energy Inc
Noncontrolling Interest [Line Items]
Interest in Partnership (as a percent)	54.00%
IPO | Sun Coal & Coke
Noncontrolling Interest [Line Items]
Interest in Partnership (as a percent)	35.00%
IPO | Haverhill Coke Company LLC and Middletown Coke Company LLC
Noncontrolling Interest [Line Items]
Interest in Partnership (as a percent)			65.00%	65.00%
IPO | Haverhill Coke Company LLC and Middletown Coke Company LLC | SunCoke Energy Inc
Noncontrolling Interest [Line Items]
Interest in Partnership (as a percent)	2.00%			35.00%
Haverhill Coke Company LLC and Middletown Coke Company LLC | Sun Coal & Coke
Noncontrolling Interest [Line Items]
Percent interest acquired (as a percent)					2.00%	35.00%
Subsequent Event | SunCoke Energy Inc
Noncontrolling Interest [Line Items]
Interest in Partnership (as a percent)							56.10%
Subsequent Event | Gateway Energy and Coal Company, LLC | Sun Coal & Coke
Noncontrolling Interest [Line Items]
Percent interest acquired (as a percent)							25.00%